Subsequent Event	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Event

NOTE 13 – SUBSEQUENT EVENT

On October 1, 2013, through a wholly-owned subsidiary, the Company acquired the stock of On Time Express, Inc. The acquisition is valued at an aggregate base purchase price of up to $20.0 million, consisting of $7.0 million paid in cash at closing, $0.5 million paid through the issuance of 237,320 shares of common stock, $0.5 million held-back upon final determination of working capital, $2.0 million of notes payable to the former shareholders payable in four quarterly installments, and up to $10.0 million in Tier-1 earn-out payments covering the four-year earn-out period immediately following closing. In addition to the base purchase price, a Tier-2 earn-out payment can be earned if the cumulative adjusted EBITDA over the four year earn-out period exceeds the target. The results of operations for the business acquired will be included in our financial statements as of the date of purchase. The Company is in the process of valuing the assets acquired and liabilities assumed based on their estimated fair values at the date these financial statements were issued.

NOTE 14 – SUBSEQUENT EVENT

On August 9, 2013, the Company secured a new $30.0 million senior credit facility (the “Subsequent Credit Facility”) with Bank of America, N.A. (the “Lender”) to replace the existing $20.0 million Credit Facility. The Subsequent Credit Facility includes a $2.0 million sublimit to support letters of credit and matures the earlier of 1) six months prior to the December 1, 2016 maturity of the Senior Subordinated Notes, or 2) August 1, 2018.

Through the first anniversary of the Subsequent Credit Facility, borrowings accrue interest, at the Company’s option, at the Lender’s base prime rate minus 0.50% or LIBOR plus 2.25%. The rates can be subsequently adjusted based on the Company’s fixed charge coverage ratio at the Lender’s base rate plus 0.0% to 0.50% or LIBOR plus 1.50% to 2.25%. The Subsequent Credit Facility is collateralized by the Company’s accounts receivable and other assets of its subsidiaries.

The available borrowing amount is limited to 85% of eligible domestic accounts receivable and, subject to certain sub-limits, 75% of eligible accrued but unbilled receivables and eligible foreign accounts receivables. Borrowings are available to fund future acquisitions, capital expenditures, repurchase of Company stock or for other corporate purposes. The terms of the Subsequent Credit Facility are subject to customary financial and operational covenants, including covenants that may limit or restrict the ability to, among other things, borrow under the Subsequent Credit Facility, incur indebtedness from other lenders, and make acquisitions.